Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Retail Class
Shareholder Report [Line Items]
Fund Name	Becker Equity Fund
Class Name	Retail Class
Trading Symbol	BVEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Becker Equity Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Retail Class	$40	0.78%
[1]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 103,532,875
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$103,532,875
Number of Holdings	50
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of net assets)
First American Treasury Obligations Fund	5.4%
Alphabet, Inc.	4.5%
JPMorgan Chase & Co.	3.8%
Berkshire Hathaway, Inc.	3.6%
Blackrock, Inc.	3.2%
Charles Schwab Corp.	3.2%
FirstEnergy Corp.	3.1%
Amazon.com, Inc.	3.1%
Southern Co.	3.0%
Chubb Ltd.	2.9%
Top Sectors* (% of net assets)
[2]
Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Becker Equity Fund
Class Name	Institutional Class
Trading Symbol	BVEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Becker Equity Fund for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beckercap.com/mutual-fund/. You can also request this information by contacting us at (800) 551-3998.
Additional Information Phone Number	(800) 551-3998
Additional Information Website	https://www.beckercap.com/mutual-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$35	0.68%
[3]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 103,532,875
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$103,532,875
Number of Holdings	50
Portfolio Turnover	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(% of net assets)
First American Treasury Obligations Fund	5.4%
Alphabet, Inc.	4.5%
JPMorgan Chase & Co.	3.8%
Berkshire Hathaway, Inc.	3.6%
Blackrock, Inc.	3.2%
Charles Schwab Corp.	3.2%
FirstEnergy Corp.	3.1%
Amazon.com, Inc.	3.1%
Southern Co.	3.0%
Chubb Ltd.	2.9%
Top Sectors* (% of net assets)
[4]
Updated Prospectus Web Address	https://www.beckercap.com/mutual-fund/

[1]
1	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
1	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.